Ivy Energy Fund

Summary Prospectus   |   July 31, 2014, as supplemented November 14, 2014

Share Class (Ticker):    Class A Shares (IEYAX), Class B Shares (IEYBX), Class C Shares (IEYCX), Class I Shares (IVEIX), Class R Shares (IYEFX), Class R6 Shares (IENRX), Class Y Shares (IEYYX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund (including the Fund’s SAI) online at www.ivyfunds.com/prospectus. You can also get this information at no cost by calling 800.777.6472 or by sending an e-mail request to IMCompliance@waddell.com. You can also get this information from your investment provider. The Fund’s prospectus and SAI dated July 31, 2014 (as each may be amended or supplemented) are incorporated herein by reference.

Objective

To seek to provide capital growth and appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 217 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 130 of the Fund’s statement of additional information (SAI). The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B		Class C		Class I	Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		None		None		None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	None	None	None	None
Maximum Account Fee	$20	[2]	None		$20	[2]	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class I	Class R	Class R6	Class Y
Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.00%	0.25%
Other Expenses	0.50%	0.53%	0.31%	0.29%	0.37%	0.15%	0.29%
Total Annual Fund Operating Expenses	1.60%	2.38%	2.16%	1.14%	1.72%	1.00%	1.39%
Fee Waiver and/or Expense Reimbursement[3]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.60%	2.38%	2.16%	1.14%	1.72%	1.00%	1.39%

[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20.

[3]

Through July 31, 2015, to the extent that the total annual ordinary fund operating expenses of the Class Y shares exceeds the total annual ordinary fund operating expenses of the Class A shares, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$728	$1,051	$1,396	$2,366
Class B Shares	641	1,042	1,370	2,522
Class C Shares	219	676	1,159	2,493
Class I Shares	116	362	628	1,386
Class R Shares	175	542	933	2,030
Class R6 Shares	102	318	552	1,225
Class Y Shares	142	440	761	1,669

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$728	$1,051	$1,396	$2,366
Class B Shares	241	742	1,270	2,522
Class C Shares	219	676	1,159	2,493
Class I Shares	116	362	628	1,386
Class R Shares	175	542	933	2,030
Class R6 Shares	102	318	552	1,225
Class Y Shares	142	440	761	1,669

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies

Ivy Energy Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies within the energy sector, which includes all aspects of the energy industry, such as exploration, discovery, production, distribution or infrastructure of energy and/or alternative energy sources. These companies may include, but are not limited to, oil companies, oil and gas drilling, equipment and services companies, oil and gas exploration companies, oil and gas storage and transportation companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal, transporters, utilities, alternative energy companies and innovative energy technology companies. The Fund also may invest in companies that are not within the energy sector that are engaged in the development of products and services to enhance energy efficiency for the users of those products and services. The Fund invests in a blend of value and growth companies domiciled throughout the world, which may include companies that are offered in initial public offerings. The Fund may invest up to 100% of its total assets in foreign securities. The Fund typically holds a limited number of stocks (generally 50 to 65).

After conducting a top-down market analysis of the energy industry and geopolitical issues and then identifying trends and sectors, IICO uses a research-oriented, bottom-up investment approach when selecting securities for the Fund, focusing on company fundamentals and growth prospects. In general, the Fund emphasizes companies that IICO believes are strongly managed and can generate above-average capital growth and appreciation.

Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, including, potentially, companies domiciled or traded or doing business in emerging markets.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities to determine whether the security has ceased to offer significant growth potential, has become undervalued and/or whether the prospects of the issuer have deteriorated. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■

Concentration Risk. Because the Fund invests more than 25% of its total assets in the energy related industry, the Fund’s performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in this industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. In addition, the Fund’s performance may be more volatile than an investment in a portfolio of broad market securities and may underperform the market as a whole, due to the relatively limited number of issuers of energy-related securities.

■

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Investments in securities issued in these countries may be more volatile and less liquid than securities issued in more developed countries.

■

Energy Industry Risk. Investment risks associated with investing in energy securities, in addition to other risks, include price fluctuation caused by real and perceived inflationary trends and political developments, the cost assumed in complying with environmental safety regulations, demand of energy fuels, energy conservation, the success of exploration projects, and tax and other governmental regulations.

■

Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which the company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different and/or less stringent financial reporting standards; custody; and settlement delays. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate.

■

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may be more volatile or not perform as well as value stocks or the stock market in general.

■

Holdings Risk. The Fund typically holds a limited number of stocks (generally 50 to 65). As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s NAV than it would if the Fund invested in a larger number of securities.

■

Initial Public Offering Risk. Any positive effect of investments in IPOs may not be sustainable because of a number of factors. Namely, the Fund may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the performance of IPOs generally is volatile, and is dependent on market psychology and economic conditions. To the extent that IPOs have a significant positive impact on the Fund’s performance, this may not be able to be replicated in the future. The relative performance impact of IPOs is also likely to decline as the Fund grows.

■

Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Markets can be volatile, and the Fund’s holdings can decline significantly in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities can react differently to these developments. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

■

Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of IICO, undervalued. The value of a security believed by IICO to be undervalued may never reach what is believed to be its full value, such security’s value may decrease or such security may be appropriately priced.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Fund.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 23.26% (the second quarter of 2008) and the lowest quarterly return was -33.24% (the third quarter of 2008). The Class A return for the year through June 30, 2014 was 19.43%.

Average Annual Total Returns

as of December 31, 2013	1 Year	5 Years	Life of Class
Class A (began on 04-03-2006)
Return Before Taxes	19.67%	13.21%	5.02%
Return After Taxes on Distributions	19.67%	13.21%	5.02%
Return After Taxes on Distributions and Sale of Fund Shares	11.13%	10.60%	3.97%
Class B (began on 04-03-2006)
Return Before Taxes	22.00%	13.41%	4.95%
Class C (began on 04-03-2006)
Return Before Taxes	26.33%	13.76%	5.12%
Class I (began on 04-02-2007)
Return Before Taxes	27.57%	14.97%	6.38%
Class R (began on 12-19-2012)
Return Before Taxes	26.80%	N/A	25.25%
Class R6 (began on 07-31-2014)
Return Before Taxes	N/A	N/A	N/A
Class Y (began on 04-03-2006)
Return Before Taxes	27.24%	14.68%	5.99%

Indexes	1 Year	5 Years	Life of Class
S&P 1500 Energy Sector Index (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on May 1, 2006)	25.39%	13.95%	7.69%
Lipper Natural Resources Funds Universe Average (net of fees and expenses) (Life of Class index comparison begins on May 1, 2006)	25.30%	15.07%	4.01%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Manager

David P. Ginther, Senior Vice President of IICO, has managed the Fund since April 2006.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge, on any business day through your dealer or financial adviser (all share classes), by writing to WI Services Company, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B and C: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on the Fund’s shareholder servicing system, such as for Class R and Class R6 shares, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund. The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund and/or IFDI may reduce or waive the minimums in some cases:

For Class A and Class C:
To Open an Account	$750
For accounts opened with Automatic Investment Service (AIS)	$150
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$50
For Class I, Class R, Class R6 and Class Y:
Please check with your selling broker-dealer, plan administrator or third-party record keeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, long-term capital gain, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

IVSUM-IEYAX